19. Financial instruments (Details 6) - Bank Loans and Swap [Member] R$ in Millions	Dec. 31, 2019 BRL (R$)
Disclosure of detailed information about financial instruments [line items]
Market projection Baseline	R$ (320)
Market projected scenario 1	(320)
Market projected scenario 2	(321)
Market projected scenario 3	R$ (320)